PARTNERSHIP CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of classes of share capital	Special and Limited Partnership Capital

	Special General Partner Units
MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,074	457,901,280	$5,526	443,147,915	$5,495	440,295,677
Unit issuance	13	338,953	545	14,564,499	9	336,134
Conversions	5	140,082	3	188,866	22	2,516,104
Ending balance	$6,092	458,380,315	$6,074	457,901,280	$5,526	443,147,915
Non-controlling interest—Redeemable Partnership Units held by Brookfield

MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,728	193,587,223	$2,328	182,930,702	$2,328	182,930,702
Unit issuance	—	—	400	10,656,521	—	—
Ending balance	$2,728	193,587,223	$2,728	193,587,223	$2,328	182,930,702
Non-controlling interest—BIPC exchangeable shares

MILLIONS, EXCEPT SHARE INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$1,755	110,157,540	$(19)	67,441,451	$—	—
Unit issuance	—	—	128	3,210,037	—	—
Issued in conjunction with the acquisition of Inter Pipeline	—	—	1,642	38,985,604	—	—
Non-cash issuance	—	—	—	—	—	69,524,786
Conversions	2	410,131	4	520,448	(19)	(2,083,335)
Ending balance	$1,757	110,567,671	$1,755	110,157,540	$(19)	67,441,451
Non-controlling interest—Exchangeable Units

MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$408	7,015,032	$156	1,611,508	$159	1,854,239
Special distribution	—	—	—	—	—	190,038
Issuance of BIPC Exchangeable LP Units	—	—	259	6,112,838	—	—
Conversions	(7)	(550,213)	(7)	(709,314)	(3)	(432,769)
Ending balance	$401	6,464,819	$408	7,015,032	$156	1,611,508

	Perpetual Subordinated Notes
US$ MILLIONS	2022	2021	2020
Opening balance	$—	$—	$—
Issued for cash	293	—	—
Ending balance	$293	$—	$—
Preferred Unitholders’ Capital

MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$1,138	55,881,062	$1,130	57,867,650	$935	49,867,650
Units issued	—	—	194	8,000,000	195	8,000,000
Repurchased and cancelled	(220)	(11,979,750)	(186)	(9,986,588)	—	—
Ending balance	$918	43,901,312	$1,138	55,881,062	$1,130	57,867,650